Significant Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Changes and Error Corrections [Abstract]
Schedule of revised condensed consolidated financial statements
The following table presents the Company’s previously reported Consolidated Balance Sheet as of December 31, 2017 and 2016 retrospectively recast for the contribution of Independence:

(dollars in millions, except par value amount)	2017
	As Reported SFC	Independence	Adjustments	Consolidated SFC
Assets
Cash and cash equivalents	$244	$714	$—	$958
Investment securities	536	1,172	(11)	1,697
Net finance receivables:
Personal loans	5,308	9,467	—	14,775
Real estate loans	128	—	—	128
Retail sales finance	6	—	—	6
Net finance receivables	5,442	9,467	—	14,909
Unearned insurance premium and claim reserves	(108)	(482)	—	(590)
Allowance for finance receivable losses	(240)	(452)	—	(692)
Net finance receivables, less unearned insurance premium and claim reserves and allowance for finance receivable losses	5,094	8,533	—	13,627
Finance receivables held for sale	132	—	—	132
Notes receivable from parent and affiliates	4,488	—	(4,097)	391
Restricted cash and restricted cash equivalents	169	329	—	498
Goodwill	—	1,422	—	1,422
Other intangible assets	15	424	—	439
Other assets	146	402	(67)	481
Total assets	$10,824	$12,996	$(4,175)	$19,645

Liabilities and Shareholder’s Equity
Long-term debt	$7,865	$7,195	$(10)	15,050
Note payable to parent and affiliates	—	4,097	(4,097)	—
Insurance claims and policyholder liabilities	261	476	—	737
Deferred and accrued taxes	78	3	(35)	46
Other liabilities	214	229	(33)	410
Total liabilities	8,418	12,000	(4,175)	16,243
Commitments and contingent liabilities (Note 20)

Shareholder’s equity:
Common stock	5	—	—	5
Additional paid-in capital	799	1,110	—	1,909
Accumulated other comprehensive income (loss)	—	6	—	6
Retained earnings	1,602	(120)	—	1,482
Total shareholder’s equity	2,406	996	—	3,402
Total liabilities and shareholder’s equity	$10,824	$12,996	$(4,175)	$19,645

(dollars in millions, except par value amount)	2016
	As Reported SFC	Independence	Adjustments	Consolidated SFC
Assets
Cash and cash equivalents	$240	$313	$—	$553
Investment securities	582	1,188	(6)	1,764
Net finance receivables:
Personal loans	4,804	8,727	—	13,531
Real estate loans	144	—	—	144
Retail sales finance	11	—	—	11
Net finance receivables	4,959	8,727	—	13,686
Unearned insurance premium and claim reserves	(212)	(374)	—	(586)
Allowance for finance receivable losses	(204)	(482)	—	(686)
Net finance receivables, less unearned insurance premium and claim reserves and allowance for finance receivable losses	4,543	7,871	—	12,414
Finance receivables held for sale	153	—	—	153
Notes receivable from parent and affiliates	3,723	—	(3,438)	285
Restricted cash and restricted cash equivalents	227	341	—	568
Goodwill	—	1,422	—	1,422
Other intangible assets	15	476	—	491
Other assets	236	552	(98)	690
Total assets	$9,719	$12,163	$(3,542)	$18,340

Liabilities and Shareholder’s Equity
Long-term debt	$6,837	$7,127	$(5)	13,959
Note payable to parent and affiliates	—	3,438	(3,438)	—
Insurance claims and policyholder liabilities	248	509	—	757
Deferred and accrued taxes	106	—	(95)	11
Other liabilities	185	159	(4)	340
Total liabilities	7,376	11,233	(3,542)	15,067
Commitments and contingent liabilities (Note 20)

Shareholder’s equity:
Common stock	5	—	—	5
Additional paid-in capital	799	1,107	—	1,906
Accumulated other comprehensive income (loss)	(7)	1	—	(6)
Retained earnings	1,546	(178)	—	1,368
Total shareholder’s equity	2,343	930	—	3,273
Total liabilities and shareholder’s equity	$9,719	$12,163	$(3,542)	$18,340

The following table presents the Company’s previously reported Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015 retrospectively recast for the contribution of Independence:

(dollars in millions)	2017
	As Reported			Consolidated
Year to Date	SFC	Independence	Adjustments	SFC

Interest income:
Finance charges	$1,228	$1,946	$—	$3,174
Finance receivables held for sale originated as held for investment	13	—	—	13
Total interest income	1,241	1,946	—	3,187

Interest expense	517	531	(232)	816

Net interest income	724	1,415	232	2,371

Provision for finance receivable losses	324	623	—	947

Net interest income after provision for finance receivable losses	400	792	232	1,424

Other revenues:
Insurance	140	280	—	420
Investment	28	45	—	73
Interest income on notes receivable from parent and affiliates	255	—	(232)	23
Net loss on repurchases and repayments of debt	(28)	(1)	—	(29)
Other	12	69	(28)	53
Total other revenues	407	393	(260)	540

Other expenses:
Operating expenses:
Salaries and benefits	307	442	(20)	729
Acquisition-related transaction and integration expenses	—	—	69	69
Other operating expenses	251	413	(77)	587
Insurance policy benefits and claims	56	128	—	184
Total other expenses	614	983	(28)	1,569

Income before income tax expense	193	202	—	395

Income tax expense	99	144	—	243

Net income	94	58	—	152

Net income attributable to non-controlling interests	—	—	—	—

Net income attributable to Springleaf Finance Corporation	$94	$58	$—	$152

(dollars in millions)	2016
	As Reported			Consolidated
Year to Date	SFC	Independence	Adjustments	SFC

Interest income:
Finance charges	$1,276	$1,746	$—	$3,022
Finance receivables held for sale originated as held for investment	74	—	—	74
Total interest income	1,350	1,746	—	3,096

Interest expense	556	502	(202)	856

Net interest income	794	1,244	202	2,240

Provision for finance receivable losses	329	600	—	929

Net interest income after provision for finance receivable losses	465	644	202	1,311

Other revenues:
Insurance	160	289	—	449
Investment	31	55	—	86
Interest income on notes receivable from parent and affiliates	214	7	(202)	19
Net loss on repurchases and repayments of debt	(17)	—	—	(17)
Net gain on sale of SpringCastle interests	167	—	—	167
Net gain on sales of personal and real estate loans and related trust assets	18	—	—	18
Other	1	31	—	32
Total other revenues	574	382	(202)	754

Other expenses:
Operating expenses:
Salaries and benefits	347	427	(51)	723
Acquisition-related transaction and integration expenses	—	—	108	108
Other operating expenses	291	436	(57)	670
Insurance policy benefits and claims	55	112	—	167
Total other expenses	693	975	—	1,668

Income before income tax expense	346	51	—	397

Income tax expense	113	14	—	127

Net income	233	37	—	270

Net income attributable to non-controlling interests	28	—	—	28

Net income attributable to Springleaf Finance Corporation	$205	$37	$—	$242

(dollars in millions)	2015
	As Reported			Consolidated
Year to Date	SFC	Independence	Adjustments	SFC

Interest income:
Finance charges	$1,597	$253	$—	$1,850
Finance receivables held for sale originated as held for investment	60	—	—	60
Total interest income	1,657	253	—	1,910

Interest expense	667	75	(27)	715

Net interest income	990	178	27	1,195

Provision for finance receivable losses	339	372	—	711

Net interest income after provision for finance receivable losses	651	(194)	27	484

Other revenues:
Insurance	158	53	—	211
Investment	49	1	—	50
Interest income on notes receivable from parent and affiliates	42	—	(27)	15
Other	(6)	5	—	(1)
Total other revenues	243	59	(27)	275

Other expenses:
Operating expenses:
Salaries and benefits	364	73	(11)	426
Acquisition-related transaction and integration expenses	—	—	62	62
Other operating expenses	299	123	(51)	371
Insurance policy benefits and claims	72	24	—	96
Total other expenses	735	220	—	955

Income before income tax expense (benefit)	159	(355)	—	(196)

Income tax expense (benefit)	18	(140)	—	(122)

Net income (loss)	141	(215)	—	(74)

Net income attributable to non-controlling interests	127	—	—	127

Net income (loss) attributable to Springleaf Finance Corporation	$14	$(215)	$—	$(201)

The following table presents the Company’s previously reported Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015 retrospectively recast for the contribution of Independence:

	2017
(dollars in millions)	As Reported SFC	Independence	Adjustments	Consolidated SFC

Cash flows from operating activities
Net income	$94	$58	$—	$152
Reconciling adjustments:
Provision for finance receivable losses	324	623	—	947
Depreciation and amortization	143	174	—	317
Deferred income tax benefit	(82)	125	—	43
Net loss on repurchases and repayments of debt	28	1	—	29
Share-based compensation expense, net of forfeitures	—	5	—	5
Other	1	(6)	—	(5)
Cash flows due to changes in:
Other assets and other liabilities	107	68	—	175
Insurance claims and policyholder liabilities	(92)	70	—	(22)
Taxes receivable and payable	13	30	—	43
Accrued interest and finance charges	(95)	54	4	(37)
Other, net	(3)	3	—	—
Net cash provided by operating activities	438	1,205	4	1,647

Cash flows from investing activities
Net principal originations of finance receivables held for investment and held for sale	(783)	(1,484)	—	(2,267)
Cash advances on intercompany notes receivable	(1,837)	—	1,482	(355)
Proceeds from repayments of principal and assignment of intercompany notes receivable	1,154	—	(905)	249
Available-for-sale securities purchased	(245)	(431)	5	(671)
Available-for-sale securities called, sold, and matured	301	438	—	739
Trading and other securities called, sold, and matured	1	17	—	18
Proceeds from sale of real estate owned	4	—	—	4
Other, net	12	(9)	—	3
Net cash provided by (used for) financing activities	(1,393)	(1,469)	582	(2,280)

Cash flows from financing activities
Proceeds from issuance of long-term debt, net of commissions	3,456	1,971	—	5,427
Repayments of long-term debt	(2,544)	(1,898)	(5)	(4,447)
Proceeds from intercompany note payable	—	1,486	(1,486)	—
Payments on intercompany note payable	—	(905)	905	—
Withholding tax on vested RSUs and PRSUs	(1)	(1)	—	(2)
Cash dividend of SFMC	(10)	—	—	(10)
Net cash provided by (used for) financing activities	901	653	(586)	968

Consolidated Statements of Cash Flows (Continued)	2017
(dollars in millions)	As Reported SFC	Independence	Adjustments	Consolidated SFC

Net change in cash and cash equivalents and restricted cash and restricted cash equivalents	(54)	389	—	335
Cash and cash equivalents and restricted cash and restricted cash equivalents at beginning of period	467	654	—	$1,121
Cash and cash equivalents and restricted cash and restricted cash equivalents at end of period	$413	$1,043	$—	$1,456

Supplemental cash flow information
Cash and cash equivalents	$244	$714	$—	$958
Restricted cash and restricted cash equivalents	169	329	—	498
Total cash and cash equivalents and restricted cash and restricted cash equivalents	$413	$1,043	$—	$1,456

Interest paid	$(436)	$(310)	$—	$(746)
Income taxes received (paid)	(71)	(83)	—	(154)

Supplemental non-cash activities
Transfer of finance receivables to real estate owned	$9	$—	$—	$9
Net unsettled investment security purchases	—	1	—	$1
Non-cash dividend of SFMC	(28)	—	—	(28)

Restricted cash and restricted cash equivalents primarily represent funds required to be used for future debt payments relating to our securitization transactions and escrow deposits.

	2016
(dollars in millions)	As Reported SFC	Independence	Adjustments	Consolidated SFC

Cash flows from operating activities
Net income	$233	$37	$—	$270
Reconciling adjustments:
Provision for finance receivable losses	329	600	—	929
Depreciation and amortization	144	366	—	510
Deferred income tax benefit	(83)	(22)	—	(105)
Net gain on liquidation of United Kingdom subsidiary	(4)	—	—	(4)
Net gain on sales of personal and real estate loans and related trust assets	(18)	—	—	(18)
Net loss on repurchases and repayments of debt	17	—	—	17
Share-based compensation expense, net of forfeitures	1	7	—	8
Net gain on sale of SpringCastle interests	(167)	—	—	(167)
Other	6	(15)	—	(9)
Cash flows due to changes in:
Other assets and other liabilities	(37)	(152)	—	(189)
Insurance claims and policyholder liabilities	(19)	(45)	—	(64)
Taxes receivable and payable	56	(94)	—	(38)
Accrued interest and finance charges	14	1	—	15
Other, net	3	—	—	3
Net cash provided by operating activities	475	683	—	1,158

Cash flows from investing activities
Net principal originations of finance receivables held for investment and held for sale	(557)	(598)	—	(1,155)
Proceeds on sales of finance receivables held for sale originated as held for investment	930	—	—	930
Proceeds from sale of SpringCastle interests, net of restricted cash released	26	—	—	26
Cash advances on intercompany notes receivable	(1,042)	(670)	1,415	(297)
Proceeds from repayments of principal and assignment of intercompany notes receivable	1,023	670	(1,292)	401
Cash received from CitiFinancial Credit Company	—	23	—	23
Available-for-sale securities purchased	(353)	(399)	6	(746)
Trading and other securities purchased	(10)	(7)	—	(17)
Available-for-sale securities called, sold, and matured	380	457	—	837
Trading and other securities called, sold, and matured	20	43	—	63
Proceeds from sale of real estate owned	8	—	—	8
Other, net	26	(36)	—	(10)
Net cash provided by (used for) investing activities	451	(517)	129	63

Consolidated Statements of Cash Flows (Continued)	2016
(dollars in millions)	As Reported SFC	Independence	Adjustments	Consolidated SFC

Cash flows from financing activities
Proceeds from issuance of long-term debt, net of commissions	3,854	2,806	—	6,660
Proceeds from intercompany note payable	670	1,415	(2,085)	—
Repayments of long-term debt	(4,920)	(3,394)	(6)	(8,320)
Distributions to joint venture partners	(18)	—	—	(18)
Payments on note payable to affiliate	(670)	(1,292)	1,962	—
Withholding tax on vested RSUs and PRSUs	(1)	—	—	(1)
Capital contributions from parent	10	—	—	10
Net cash provided by (used for) financing activities	(1,075)	(465)	(129)	(1,669)

Net change in cash and cash equivalents and restricted cash and restricted cash equivalents	(149)	(299)	—	(448)
Cash and cash equivalents and restricted cash and restricted cash equivalents at beginning of period	616	953	—	1,569
Cash and cash equivalents and restricted cash and restricted cash equivalents at end of period	$467	$654	$—	$1,121

Supplemental cash flow information
Cash and cash equivalents	$240	$313	$—	$553
Restricted cash and restricted cash equivalents	227	341	—	568
Total cash and cash equivalents and restricted cash and restricted cash equivalents	$467	$654	$—	$1,121

Interest paid	$(451)	$(314)	$—	$(765)
Income taxes received (paid)	(140)	(129)	—	(269)

Supplemental non-cash activities
Transfer of finance receivables held for investment to finance receivables held for sale (prior to deducting allowance for finance receivable losses)	$1,945	$—	$—	$1,945
Increase in finance receivables held for investment financed with intercompany payable	89	—	—	89
Transfer of finance receivables to real estate owned	8	—	—	8
Net unsettled investment security purchases	—	1	—	1

Restricted cash and restricted cash equivalents primarily represent funds required to be used for future debt payments relating to our securitization transactions and escrow deposits.

	2015
(dollars in millions)	As Reported SFC	Independence	Adjustments	Consolidated SFC

Cash flows from operating activities
Net income (loss)	$141	$(215)	$—	$(74)
Reconciling adjustments:
Provision for finance receivable losses	339	372	—	711
Depreciation and amortization	92	101	—	193
Deferred income tax benefit	(50)	(158)	—	(208)
Non-cash incentive compensation from Initial Stockholder	15	—	—	15
Share-based compensation expense, net of forfeitures	2	—	—	2
Other	(3)	5	—	2
Cash flows due to changes in:
Other assets and other liabilities	(48)	49	—	1
Insurance claims and policyholder liabilities	34	(7)	—	27
Taxes receivable and payable	111	20	—	131
Accrued interest and finance charges	(23)	(11)	—	(34)
Other, net	(2)	—	—	(2)
Net cash provided by operating activities	608	156	—	764

Cash flows from investing activities
Net principal originations of finance receivables held for investment and held for sale	(799)	(176)	—	(975)
Proceeds on sales of finance receivables held for sale originated as held for investment	78	—	—	78
Purchase of OneMain Financial Holdings, LLC, net of cash and restricted cash acquired	—	(3,520)	—	(3,520)
Cash advances on intercompany notes receivable	(3,720)	—	3,393	(327)
Proceeds from repayments of principal and assignment of intercompany notes receivable	189	—	—	189
Available-for-sale securities purchased	(476)	(49)	—	(525)
Trading and other securities purchased	(1,474)	—	—	(1,474)
Available-for-sale securities called, sold, and matured	470	51	—	521
Trading and other securities called, sold, and matured	3,779	—	—	3,779
Proceeds from sale of real estate owned	14	—	—	14
Other, net	(12)	(2)	—	(14)
Net cash (used for) financing activities	(1,951)	(3,696)	3,393	(2,254)

Cash flows from financing activities
Proceeds from issuance of long-term debt, net of commissions	3,028	—	—	3,028
Repayments of long-term debt	(1,960)	—	—	(1,960)
Proceeds from intercompany note payable	—	3,393	(3,393)	—
Distributions to joint venture partners	(77)	—	—	(77)
Excess tax benefit from share-based compensation	1	—	—	1
Capital contribution	—	1,100	—	1,100
Net cash provided by financing activities	992	4,493	(3,393)	2,092

Consolidated Statements of Cash Flows (Continued)	2015
(dollars in millions)	As Reported SFC	Independence	Adjustments	Consolidated SFC

Net change in cash and cash equivalents and restricted cash and restricted cash equivalents	(351)	953	—	602
Cash and cash equivalents and restricted cash and restricted cash equivalents at beginning of period	967	—	—	967
Cash and cash equivalents and restricted cash and restricted cash equivalents at end of period	$616	$953	$—	$1,569

Supplemental cash flow information
Cash and cash equivalents	$321	$572	$—	$893
Restricted cash and restricted cash equivalents	295	381	—	676
Total cash and cash equivalents and restricted cash and restricted cash equivalents	$616	$953	$—	$1,569

Interest paid	$(511)	$(83)	$—	$(594)
Income taxes received (paid)	45	(2)	—	43

Supplemental non-cash activities
Transfer of finance receivables held for investment to finance receivables held for sale (prior to deducting allowance for finance receivable losses)	$617	$—	$—	$617
Transfer of finance receivables to real estate owned	11	—	—	11

Schedule of recognized identified assets acquired and liabilities assumed
The excess of the purchase price over the fair values, which we recorded as goodwill, was determined as follows:

(dollars in millions)	As Reported	Adjustments*		As Adjusted
Cash consideration	$4,478	$(23)	(a)	$4,455
Fair value of assets acquired:
Cash and cash equivalents	958	—		958
Investment securities	1,294	—		1,294
Personal loans	8,801	(6)	(b)	8,795
Intangibles	555	3	(c)	558
Other assets	247	(3)	(d)	244
Fair value of liabilities assumed:
Long-term debt	(7,725)	—		(7,725)
Unearned premium, insurance policy and claims reserves	(936)	—		(936)
Other liabilities	(156)	1	(e)	(155)
Goodwill	$1,440			$1,422

*
During 2016, we recorded the following adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill as new information, which existed as of the acquisition date, became available:

(a)	Represents a subsequent cash payment from Citigroup as a result of reaching final agreement on certain purchase accounting adjustments.

(b)
Represents the net impact of an increase to the discount of purchased credit impaired finance receivables of $64 million and an increase to the premium on finance receivables purchased as performing receivables of $58 million as a result of revisions to the receivables valuation during the measurement period.

(c)	Represents an increase in acquired intangibles related to customer loan applications in process at the acquisition date.

(d)	Represents a decrease in valuation of acquired software asset.

(e)	Represents the settlement of a payable to Citigroup during the measurement perio